Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Option/Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

(24) FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would likely be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. GAAP identifies three primary measurement techniques: the market approach, the income approach, and the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuations or techniques to convert future amounts, such as cash flows or earnings, to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capability of an asset.

GAAP establishes a fair value hierarchy and prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to observable inputs such as quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The maximization of observable inputs and the minimization of the use of unobservable inputs are required. Classification within the fair value hierarchy is based upon the objectivity of the inputs that are significant to the valuation of an asset or liability as of the measurement date. The three levels within the fair value hierarchy are characterized as follows:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•

Level 2 – Inputs other than quoted prices included with Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

•

Level 3 – Unobservable inputs for the asset or liability for which there is little, if any, market activity for the asset or liability at the measurement date. Unobservable inputs reflect the Company’s own assumptions about what market participants would use to price the asset or liability. These inputs may include internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The Company measures certain financial assets and liabilities at fair value in accordance with GAAP. These measurements involve various valuation techniques and assume that the transactions would occur between market participants in the most advantageous market for the Company.

The following is a summary of valuation techniques utilized by the Company for its significant financial assets and liabilities measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Available for sale securities

Securities available for sale consist of corporate debt, trust preferred and municipal securities and are valued using quoted market prices in an active market. This measurement is classified as Level 1 within the hierarchy.

Mortgage-backed available for sale securities are valued by using broker dealer quotes for similar assets in markets that are not active. Such quotes are based on actual transactions for similar assets. Although the Company does not validate these quotes, they are reviewed by management for reasonableness in relation to current market conditions. Additionally, they are obtained from experienced brokers who have an established relationship with the Bank and deal regularly with these types of securities. The Company does not make any adjustment to the quotes received from broker dealers. These measurements are classified as Level 2.

Loans held for sale

Loans held for sale are valued using quoted market prices for loans with similar characteristics. This measurement is classified as Level 2 within the hierarchy.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active market with readily observable market prices. Therefore, fair value is assessed using a valuation model that calculates the discounted cash flow using assumptions such as estimates of prepayment speeds, market discount rates, servicing fee income, and cost of servicing. These measurements are classified as Level 3. Mortgage servicing rights are initially recorded at amortized cost and are amortized over the period of net servicing income. They are evaluated for impairment monthly, and valuation adjustments are recorded as necessary to reduce the carrying value to fair value.

Commitments to Originate Loans and Forward Sales Commitments

Commitments to originate loans and forward sales commitments are valued using a valuation model which considers differences between current market interest rates and committed rates. The model also includes assumptions which estimate fall-out percentages for commitments to originate loans. These measurements use significant unobservable inputs and are classified as Level 3 within the hierarchy.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2011 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
Corporate debt securities	$46,912	46,912	—	—
Trust preferred securities	25,196	25,196	—	—
Municipal securities	17	17	—	—
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	89	—	89	—
Pass through certificates guaranteed by FNMA – adjustable rate	180	—	180	—
FHLMC participation certificates:
Fixed rate	293	—	293	—
Adjustable rate	153	—	153	—
Loans held for sale	115,434	—	115,434	—
Commitments to originate loans	1,254	—	—	1,254
Forward sales commitments	1,623	—	—	1,623

Total assets	$191,151	72,125	116,149	2,877

Liabilities:
Commitments to originate loans	$894	—	—	894
Forward sales commitments	295	—	—	295

Total liabilities	$1,189	—	—	1,189

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the measurements fall at September 30, 2010 (in thousands):

	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Securities, available for sale
Corporate debt securities	$17,723	17,723	—	—
Trust preferred securities	10,346	10,346	—	—
Municipal securities	23	23	—	—
Mortgage-backed securities, available for sale
Pass through certificates guaranteed by GNMA – fixed rate	101	—	101	—
Pass through certificates guaranteed by FNMA – adjustable rate	193	—	193	—
FHLMC participation certificates:
Fixed rate	437	—	437	—
Adjustable rate	180	—	180	—
Loans held for sale	179,845	—	179,845	—
Mortgage servicing rights	263	—	—	263
Commitments to originate loans	2,177	—	—	2,177
Forward sales commitments	902	—	—	902

Total assets	$212,190	28,092	180,756	3,342

Liabilities:
Commitments to originate loans	$630	—	—	630
Forward sales commitments	1,142	—	—	1,142

Total liabilities	$1,772	—	—	1,772

The following table is a reconciliation of the beginning and ending balances of recurring fair value measurements recognized in the accompanying balance sheet using significant unobservable (Level 3) inputs (in thousands):

	Mortgage Servicing Rights	Commitments to Originate Loans	Forward Sales Commitments
Balance at October 1, 2009	$351	1,023	(378)
Total realized and unrealized gains (losses):
Included in net income	(93)	524	138
Issuances	5	—	—

Balance at September 30, 2010	$263	1,547	(240)
Total realized and unrealized gains (losses):
Included in net income	(263)	(1,187)	1,568

Balance at September 30, 2011	$—	360	(1,328)

Realized and unrealized gains and losses noted in the table above and included in net income for the year ended September 30, 2011, are reported in the consolidated statements of operations as follows (in thousands):

	Loan Servicing Fees	Impairment Recovery on Mortgage Servicing Rights	Other Income
Total gains (losses)	$(330)	67	381

Changes in unrealized gains (losses) relating to assets still held at the balance sheet date	$—	—	—

The following is a summary of valuation techniques utilized by the Company for its significant financial assets and liabilities measured at fair value on a nonrecurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy:

Impaired loans

Loans for which it is probable that the Company will not collect principal and interest due according to contractual terms are measured for impairment. If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and other internal assessments of value. Impaired loans are classified within Level 3 of the fair value hierarchy.

The carrying value of impaired loans that were re-measured during the years ended September 30, 2011 and 2010, was $107.3 million and $67.6 million, respectively.

Foreclosed Assets Held For Sale

Foreclosed assets held for sale are initially recorded at fair value as of the date of foreclosure less any estimated selling costs (the “new basis”) and are subsequently carried at the lower of the new basis or fair value less selling costs on the current measurement date. Fair value is estimated through current appraisals, broker price opinions, or listing prices. Foreclosed assets held for sale are classified within Level 3 of the fair value hierarchy.

The carrying value of foreclosed assets held for sale was $16.9 million and $38.3 million at September 30, 2011 and 2010, respectively. During fiscal 2011, charge-offs and increases in specific reserves related to foreclosed assets held for sale that were re-measured during the period totaled $9.7 million. During fiscal 2010, charge-offs and increases in specific reserves related to foreclosed assets held for sale that were re-measured during the period totaled $2.3 million.

Investment in LLCs

Investments in LLCs are accounted for using the equity method of accounting. These investments are analyzed for impairment in accordance with ASC 323-10-35-32, which states that an other than temporary decline in value of an equity method investment should be recognized. The Company utilizes a multi-faceted approach to measure the potential impairment. The internal model utilizes the following valuation methods: 1) liquidation or appraised values determined by an independent third party appraisal; 2) an on-going business, or discounted cash flows method wherein the cash flows are derived from the sale of fully-developed lots, the development and sale of partially-developed lots, the operation of the homeowner’s association, and the value of raw land obtained from an independent third party appraiser; and 3) an on-going business method, which utilizes the same inputs as method 2, but presumes that cash flows will first be generated from the sale of raw ground and then from the sale of fully-developed and partially-developed lots and the operation of the homeowner’s association. The significant inputs include raw land values, absorption rates of lot sales, and a market discount rate. Management believes this multi-faceted approach is reasonable given the highly subjective nature of the assumptions and the differences in valuation techniques that are utilized within each approach (e.g., order of distribution of assets upon potential liquidation). Investment in LLCs is classified within Level 3 of the fair value hierarchy.

The carrying value of the Company’s investment in LLCs was $17.7 million and $17.8 million at September 30, 2011 and 2010, respectively. During fiscal 2010, the Company recorded an impairment charge of $3.1 million on its investment in LLCs (see Footnote 9).

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value:

Cash and cash equivalents

The carrying amount reported in the consolidated balance sheets is a reasonable estimate of fair value.

Securities and mortgage-backed securities held to maturity

Securities that trade in an active market are valued using quoted market prices. Securities that do not trade in an active market are valued using quotes from broker-dealers that reflect estimated offer prices.

Stock in Federal Home Loan Bank (“FHLB”)

The carrying value of stock in Federal Home Loan Bank approximates its fair value.

Loans receivable held for investment

Fair values are computed for each loan category using market spreads to treasury securities for similar existing loans in the portfolio and management’s estimates of prepayments.

Customer and brokered deposit accounts

The estimated fair values of demand deposits and savings accounts are equal to the amount payable on demand at the reporting date. Fair values of certificates of deposit are computed at fixed spreads to treasury securities with similar maturities.

Advances from FHLB

The estimated fair values of advances from FHLB are determined by discounting the future cash flows of existing advances using rates currently available for new advances with similar terms and remaining maturities.

Subordinated debentures

Fair values are based on quotes from broker-dealers that reflect estimated offer prices.

Commitments to originate, purchase and sell loans

The estimated fair value of commitments to originate, purchase, or sell loans is based on the difference between current levels of interest rates and the committed rates.

The following tables present the carrying values and fair values of the Company’s financial instruments. Dollar amounts are expressed in thousands.

	September 30, 2011		September 30, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Financial Assets:
Cash and cash equivalents	$5,030	5,030	$14,033	14,033
Securities held to maturity	—	—	1,232	1,561
Stock in Federal Home Loan Bank	13,551	13,551	15,873	15,873
Mortgage-backed securities held to maturity	39,146	39,031	46,276	46,300
Loans receivable held for investment	917,134	922,191	1,041,041	1,043,886
Financial Liabilities:
Customer deposit accounts	784,681	788,751	866,559	869,941
Brokered deposit accounts	24,994	25,002	66,894	66,797
Advances from FHLB	247,000	249,456	286,000	288,061
Subordinated debentures	25,774	10,000	25,774	10,310

	September 30, 2011		September 30, 2010
	Contract or notional amount	Estimated unrealized gain (loss)	Contract or notional amount	Estimated unrealized gain
Unrecognized financial instruments:
Lending commitments – fixed rate, net	$7,879	14	$6,127	(5)
Lending commitments – floating rate	—	—	417	6
Commitments to sell loans	—	—	—	—

The fair value estimates presented are based on pertinent information available to management as of September 30, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since that date. Therefore, current estimates of fair value may differ significantly from the amounts presented above.